Note 8 - Goodwill and Intangible Assets (Detail) - Estimated Amortization Expense for the Next Five Years (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
2013	$ 370
2014	278
2015	185
2016	99
2017	$ 33